Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

13.Subsequent Events:

(a)	Quarterly Series A Preferred unit cash distribution: On January 19, 2024, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from November 12, 2023 to February 11, 2024. The cash distribution was paid on February 12, 2024, to all Series A preferred unitholders of record as of February 5, 2024.
(b)	Quarterly Series B Preferred unit cash distribution: On January 31, 2024, the Partnership’s Board of Directors declared a cash distribution of $0.71764025 per unit on its Series B Preferred Units for the period from November 22, 2023 to February 21, 2024. The cash distribution was paid on February 22, 2024, to all Series B preferred unitholders of record as of February 14, 2024.
(c)	Term Sheet for New Lease Financing: On March 14, 2024, the Partnership entered into a term sheet with China Development Bank Financial Leasing Co. Ltd. (“CDBL”) setting forth indicative terms and conditions for a sale and leaseback arrangement for four of its vessels, the OB River, the Clean Energy, the Amur River, and the Arctic Aurora in an amount up to $345,000 (the “Lease Financing”). According to the agreed terms, the Partnership will sell and charter back on a bareboat basis the four vessels. At the end of the bareboat charter period, the Partnership will have the obligation to repurchase the vessels at a predetermined price. The Lease Financing is subject to the execution of definitive documentation and the satisfaction of customary closing conditions. The Partnership intends to use the proceeds from the Lease Financing, together with other sources of liquidity, to fully repay the $675 Million Credit Facility, which matures in September 2024.

13.Subsequent Events: (Cotinued)

(d)	Receipt of Insurance Proceeds: On April 2, 2024, the Partnership received the amount of $2,769 for the settlement of the claim, from the hull and machinery and loss of hire insurance, net of commissions and adjusters’ fees, relating to certain damage sustained by the Clean Energy. The provision of $2,881 for the abovementioned claim had been presented in Other Income in the accompanying consolidated statements of income as of December 31, 2023.
(e)	Quarterly Series A Preferred unit cash distribution: On April 21, 2024, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period from February 12, 2024 to May 11, 2024. The cash distribution will be paid on May 13, 2024, to all Series A preferred unitholders of record as of May 6, 2024.